Investment of affiliates (Tables)	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliates - Financial information of affiliate companies, Income Statement

	For the year ended December 31, 2019
Income Statement	Navios Europe I	Navios Europe II
Revenue	$36,822	$46,718
Net loss	$(18,575)	$(30,203)